ASSET PURCHASE AGREEMENT WITH MAILVISION (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes, as of May 13, 2013, the estimated fair values of the assets acquired and liabilities assumed with respect to the acquisition:

Core technology	$2,322
Customer relationships	266
Goodwill	1,654

Total assets acquired	4,242

Net working capital	(529)
Other assumed liabilities	(279)

Total assumed liabilities	(808)

Net assets acquired	$3,434

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The fair value of the Sale Option was estimated using the following assumptions (annualized percentages):

December 31,
2013

Exercise price	$7,124
Dividend yield	0%
Expected volatility	50%
Risk-free interest	0.1%
Expected life	0.4 years